Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ 201,012	$ (45,587)	$ (8,377)	$ (24,949,246)	$ (1,762,838)	$ 900,396
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation				23,347		34,523
Amortization of intangible assets				115,907		162,825
Amortization of operating right-of-use asset				109,056		58,602
Amortization of finance right-of-use assets				7,948		8,153
Provision for doubtful accounts				2,872,789		43,804
Deferred taxes benefits				(48,228)		(27,680)
Investment income						(1,917,062)
Gain on disposal of subsidiary				(30,055)
Earnout payment				5,199,629
Impairment loss on goodwill				971,229
Impairment loss on intangible assets				167,787
Change in fair value of prepaid forward purchase liabilities				12,911,503
Formation and operating costs paid by related party		136	8,377
Dividends earned on cash and marketable securities held in Trust Account	(499,343)				(222,912)
Change in operating assets and liabilities
Accounts receivable				(174,824)		(263,950)
Interest receivable from loan to third party						(19,071)
Other receivables				1,582,724		55,692
Accounts payable				1,268,701		353,560
Accounts payables - related party				(2,396,931)		1,022,714
Other payables and accrued liabilities				1,084,437		4,360
Taxes payable				(114,133)		107,188
Operating lease liability				(105,719)		(62,124)
Prepaid expenses and other current assets	78,537	45,451		(22,749)	71,857	(18,010)
Accrued expenses	65,994				820,770
Due to related parties	30,000				86,894
Net cash (used in) provided by operating activities	(123,800)			(1,526,828)	(1,006,229)	443,920
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment				(18,137)		(1,957)
Loan to third party				(246,664)
Cash acquired through business combination						(354,226)
Cash released upon disposal of a subsidiary				(3,405)
Principal deposited in Trust Account					(86,250,000)
Net cash used in investing activities				(268,206)	(86,250,000)	(356,183)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions				600,000
Proceeds from the Reverse Recapitalization				1,324,961
Payments of merger costs				(1,305,580)
Repayments from other receivable - related parties				30,670		36,189
Proceeds from short-term loans - bank and private lender				72,548		87,812
Repayments to short-term loans - bank and private lender				(74,895)		(66,801)
Borrowings from other payables - related parties	196,106			1,347,745	800,000	93,666
Payment of finance lease liabilities				(6,502)		(6,686)
Repayments to short-term loans - third parties						(312,553)
Proceeds from Initial Public Offering	86,250,000				86,250,000
Proceeds from private placement					2,922,500
Proceeds from underwriter’s purchase option					100
Issuance of ordinary shares				500,000
Payment of underwriting commission					(1,725,000)
Payment to related party, net					(396,157)
Payment of deferred offering costs					(401,668)
Net cash provided by (used in) financing activities	196,106			2,488,947	87,449,775	(168,373)
EFFECT OF EXCHANGE RATE CHANGES				(99,424)		19,865
NET CHANGE IN CASH AND RESTRICTED CASH	72,306			594,489	193,546	(60,771)
CASH AND RESTRICTED CASH, beginning of the year	193,546			189,996		250,767
CASH AND RESTRICTED CASH, end of the year	265,852			784,485	193,546	189,996
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax				156,339		30,185
Cash paid for interest				19,588		110,835
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating right of use asset and lease liability				105,350		125,834
Initial recognition of payables to former subsidiary upon disposal of subsidiary				319,158
Conversion of debt into a promissory note				170,000
Conversion of debts into convertible notes				206,500
Forgiveness of debt by a related party				2,763,018
Issuance of ordinary shares upon the Reverse Recapitalization				11,911,459
Deferred offering costs paid by Sponsor in exchange for issuance of ordinary shares			37,500
Deferred offering costs paid by related party		43,222	206,780
Deferred offering costs included in accrued offering costs and expenses		63,473	3,640
Prepaid expense paid by related party			181,000
Initial value of ordinary shares subject to possible redemption					85,546,185
Subsequent measurement ordinary shares subject to possible redemption	499,343				222,912
Deferred underwriting commissions					3,018,750
Cash	265,852			143,024	193,546	189,996
Restricted cash				641,461
Total cash and restricted cash				$ 784,485		$ 189,996
Conversion of due to related party into promissory note	$ 3,894